Inventories (Tables)	12 Months Ended
Sep. 30, 2012
Inventories [Abstract]
Schedule Of Inventories

(Dollars in thousands)	2012	2011

Finished goods	$30,250	30,192
Work in process—including
long-term contracts	30,372	23,139
Raw materials	47,439	43,655

Total	$108,061	96,986